General and Administrative Expenses (Tables)	3 Months Ended
Mar. 31, 2019
General And Administrative Expenses
Schedule of General and Administrative Expenses

Details of the general and administrative expenses by nature are presented in the following table:

	March 31, 2019	March 31, 2018
Consulting fees	81	93
Professional fees	9	26
Management fees	188	178
Investor relations	16	34
Filing fees	11	19
Salaries and benefits	131	87
General office expenses	99	103
Total	535	540